Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Income Taxes [Abstract]
Income Taxes
13.	Income Taxes

The Company has incurred losses since inception, which have generated net operating loss (“NOL”) carryforwards. As of March 31, 2025 and December 31, 2024, no tax benefit was reported with respect to these NOL carry-forwards in the accompanying financial statements because the Company believes the realization of the Company’s net deferred tax assets for the NOL for combined federal and state jurisdictions was considered more likely than not that it will not be realized and accordingly, the potential tax benefits of the net loss carry-forwards are fully offset by a full valuation allowance. The Company’s effective tax rate is different than the federal statutory tax rate because the Company has established a full valuation allowance against its net deferred income tax asset.

13.	Income Taxes

The Company estimated NOL carry-forwards for Federal and State income tax purposes of $30,078,801 and $23,232,961 as of December 31, 2024, respectively, and $14,924,318 for both federal and state as of December 31, 2023. No tax benefit was reported with respect to these NOL carry-forwards in the accompanying financial statements because the Company believes the realization of the Company’s deferred tax assets was not considered more likely than not to be realized and accordingly, the potential tax benefits of the deferred tax assets are fully offset by a full valuation allowance. The Company’s deferred tax assets and liabilities as of December 31, 2024 and 2023 are as follows:

	Year ended December 31,
	2024	2023
Deferred tax assets:
Net Operating Loss Carryforwards	$7,388,670	$3,684,694
Accrued Expenses	76,922	112,936
Stock Based Compensation	5,667	98,625
Charitable Contribution Carryforward	600	621
ROU Asset	(450,486)	(400,605)
Lease Liability	509,858	410,405
R&D Sec 174	1,376	1,830
Total deferred tax assets	7,532,607	3,908,505

Deferred tax liabilities:
Amortization/Depreciation	60,469	89,165
Total deferred tax liabilities	60,469	89,165

Valuation allowance	(7,472,138)	(3,819,340)
Net deferred Tax Assets (Liabilities)	$-	-

The differences between the total calculated income tax (benefit) provision and the expected income tax computed using the U.S. federal income tax rate are as follows:

	2024	2023
Tax benefit at statutory tax rate	(2,933,037)	(2,872,031)
State benefit, net of federal benefit	(511,292)	(210,273)
Beneficial conversion feature	-	868,825
Other permanent differences	27,484	3,713
Valuation allowance	3,652,798	2,209,897
Prior Period Adj	(235,953)	(131)
	$-	$-

Income tax benefit consists of the following for the years ending December 31, 2024 and 2023:

	December 31 2024	December 31 2023
Current income benefit expense
Federal	$-	$-
State	-	-
	$-	$-